Events after the reporting period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

37.         Events after the reporting period

In accordance with IFRS accounting standards, the attached consolidated financial statements were prepared based on the conditions existing as of December 31, 2024, and considering those events occurring after that date that provided evidence of conditions existing at the end of the reporting period. The events that occurred after the reporting date that require a disclosure in the consolidated financial statements are described below:

●	On February 4, 2025, Buenaventura issued unsecured senior bonds with the following conditions:

-Issuance terms: US$650,000,000 I 6.800% I Senior Notes due 2032.

-Issuance price: 98.367% of the issued amount.

-Interest rate: 6.800% annual.

-Issuance regime: private placement under Rule 144A and Regulation S of the U.S. Securities Act of 1933.

-Listing: The Company will apply for the registration of the bonds on the Singapore Exchange Securities Trading Limited (“SGX-ST”).

The bonds are guaranteed by the subsidiaries Inversiones Colquijirca S.A., Procesadora Industrial Río Seco S.A., and Consorcio Energético Huancavelica S.A.

Furthermore, through a “Tender Offer,” Buenaventura acquired a total of US$401,392,000, equivalent to approximately 72.98% of its US$550,000,000 Senior Notes that were due in July 2026. This acquisition was settled on February 4, 2025, with the funds received from the issuance.

●	In the subsidiary El Brocal, on February 17, 2025, at a board meeting, the proposal to distribute interim dividends for US$16.1 million was approved based on the profit obtained as of December 31, 2024. This proposal was approved by EI Brocal General Shareholders’ Meeting on March 25, 2025.
●	At the board meeting held on February 20, 2025, the board approved a proposal for a partial dividend distribution amounting to US$80.5 million (US$74.2 million net of Treasury shares), based on the net profit obtained as of December 31, 2024. This proposal was approved by the General Shareholders’ Meeting on March 28, 2025.

No other significant events occurred after the closing date until the Board of Directors’ date, April 30, 2025, that need to be disclosed, in addition to those mentioned in the previous paragraph.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting period

26.   Subsequent events

Since December 31, 2024, and through the date these financial statements were issued, no material events have occurred that may affect the interpretation of these financial statements and that have not been appropriately addressed in these financial statements.